Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases	Leases
Accounting for leases
When the Group is the lessee, it is required to recognise both:
▪A lease liability, measured at the present value of remaining cash flows on the lease, and
▪A right of use (ROU) asset, measured at the amount of the initial measurement of the lease liability, plus any lease payments made prior to commencement date, initial direct costs, and estimated costs of restoring the underlying asset to the condition required by the lease, less any lease incentives received.
Subsequently the lease liability will increase for the accrual of interest, resulting in a constant rate of return throughout the life of the lease, and reduce when payments are made. The right of use asset will amortise to the income statement over the life of the lease.
When the lease liability is remeasured, a corresponding adjustment is made to the carrying amount of the ROU asset, or is recorded in the income statement if the carrying amount of the ROU asset has been reduced to nil.
On the balance sheet, the ROU assets are included within property, plant and equipment and the lease liabilities are included within other liabilities.
The Group applies the recognition exemption in IFRS 16 for leases with a term not exceeding 12 months. For these leases the lease payments are recognised as an expense on a straight line basis over the lease term unless another systematic basis is more appropriate.
When the Group is the lessor, the lease must be classified as either a finance lease or an operating lease. A finance lease is a lease which confers substantially all the risks and rewards of the leased assets on the lessee. An operating lease is a lease where substantially all of the risks and rewards of the leased asset remain with the lessor.
As a Lessor
Finance lease receivables are included within loans and advances at amortised cost.
The following table sets out a maturity analysis of lease receivables, showing the lease payments to be received after the reporting date.

	2023				2022
	Gross investment in finance lease receivables	Future finance income	Present value of minimum lease payments receivable	Unguaranteed residual values	Gross investment in finance lease receivables	Future finance income	Present value of minimum lease payments receivable	Unguaranteed residual values
	£m	£m	£m	£m	£m	£m	£m	£m
Not more than one year	3	—	3	—	14	(1)	13	—
One to two years	2	—	2	—	9	(1)	8	—
Two to three years	—	—	—	—	2	—	2	—
Three to four years	—	—	—	—	1	—	1	—
Four to five years	—	—	—	—	1	—	1	—
Over five years	—	—	—	—	1	—	1	—
Total	5	—	5	—	28	(2)	26	—
Barclays Asset Finance provided leasing and other asset finance facilities across a broad range of asset types to business and individual customers. There is no significant impairment allowance for finance lease receivables in current and previous year.
The Group does not have any material operating leases as a lessor.
Finance lease income
Finance lease income is included within interest income. The following table shows amounts recognised in the income statement during the year.

	2023	2022
	£m	£m
Finance income from net investment in lease	1	2
Profit on sales	—	—
As a Lessee
The Group leases various offices, branches and other premises under non-cancellable lease arrangements to meet its operational business requirements. In some instances, Barclays will sublease property to third parties when it is no longer needed to meet business requirements. Currently, Barclays does not have any material subleasing arrangements.
ROU asset balances relate to property leases only. Refer to Note 19 for the carrying amount of ROU assets.
The total expenses recognised during the year for short term leases were £2m (2022: £1m). The portfolio of short term leases to which
Barclays is exposed at the end of the year is not dissimilar to the expenses recognised in the year.

Lease liabilities
	2023	2022
	£m	£m
As at 1 January	1,216	1,317
Interest expense	54	56
New leases	19	42
Disposals	(11)	(13)
Cash payments[1]	(406)	(239)
Exchange and other movements	99	53
As at 31 December (see Note 22)	971	1,216
Note
1Cash payments include one time lease liability payment of £182m related to structural cost action in relation to the real estate review.
The below table sets out a maturity analysis of undiscounted lease liabilities, showing the lease payments after the reporting date.

Undiscounted lease liabilities maturity analysis
	2023	2022
	£m	£m
Not more than one year	174	229
One to two years	169	216
Two to three years	144	193
Three to four years	120	160
Four to five years	97	140
Five to ten years	338	457
Greater than ten years	282	105
Total undiscounted lease liabilities as at 31 December	1,324	1,500
In addition to the cash flows identified above, Group is exposed to:
▪Variable lease payments: This variability will typically arise from either inflation index instruments or market-based pricing adjustments. Currently, Barclays has 517 (2022: 401) leases out of the total 756 (2022: 896) leases which have variable lease payment terms based on market-based pricing adjustments. Of the gross cash flows identified above £1,062m (2022: £1,087m) is attributable to leases with some degree of variability predominately linked to market-based pricing adjustments.
▪Extension and termination options: The table above represents Barclays' best estimate of future cash outflows for leases, including assumptions regarding the exercising of contractual extension and termination options. The above gross cash flows have been reduced by £441m (2022: £516m) for leases where Barclays is highly expected to exercise an early termination option. However, there is no significant impact where Barclays is expected to exercise an extension option.
In 2023, Group does not have any sale and leaseback transaction (2022: £88m).
The Group does not have any restrictions or covenants imposed by the lessor on its property leases which restrict its businesses.